                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Specialty Underwriters Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 28-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


       /s/ Kenneth W. Stecher              Fairfield, Ohio      November 5, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total      47,121
                                        (thousands)

List of Other Included Managers:

No.   File No.    Name
---   --------    ----
01    028-10798   Cincinnati Financial Corporation

                              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
                              --------  ---------  ---------  -----------------  --------------  --------  -------------------------
                              TITLE OF                         SHARES/
           ISSUER               CLASS     CUSIP    FMV (000)  PRINCIPAL  SH/PRN  INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
----------------------------  --------  ---------  ---------  ---------  ------  --------------  --------  --------  ---------  ----
FIFTH THIRD BANCORP           COMMON    316773100     15,470  1,300,000    SH     SHARED-OTHER      01        --     1,300,000    --
JOHNSON & JOHNSON             COMMON    478160104     10,392    150,000    SH     SHARED-OTHER      01        --       150,000    --
PROCTER & GAMBLE CORPORATION  COMMON    742718109     10,454    150,000    SH     SHARED-OTHER      01        --       150,000    --
U S BANCORP                   COMMON    902973304     10,806    300,000    SH     SHARED-OTHER      01        --       300,000    --
                                                      47,121